UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund: Legg Mason Light Street Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Item 1 — Report to Shareholders

Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Classic Valuation Fund’s annual report for the year ended October 31, 2004.

   The following table summarizes key statistics for the respective classes of the Fund, along with its benchmark, as of October 31, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnsA

	6 Months	12 Months

Classic Valuation Fund
Primary Class	+0.35%	+4.00%
Institutional Class	+0.94%	+5.07%
S&P 500 Stock Composite IndexB	+2.96%	+9.42%

   PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, has completed its annual examination, and audited financial statements for the year ended October 31, 2004, are included in this report.

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

November 29, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

B	A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Legg Mason Classic Valuation Fund

	Average Annual Total Returns,
	Periods Ended October 31, 2004

			Since
	1 Year	3 Years	InceptionA

Classic Valuation Fund
Primary Class	+4.00%	+1.13%	+2.77%
Institutional Class	+5.07%	+2.15%	-0.98%
S&P 500 Stock Composite IndexB	+9.42%	+3.92%	-2.22%
Russell 1000 Value IndexC	+15.45%	+8.48%	+3.49%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

  The stock market as measured by the S&P 500 advanced 9.42% in the fiscal year ended October 31, 2004, with most of the gain occurring in the opening months. The sharp rise in the month of December (over 5%) put an exclamation point on a stellar calendar 2003. This common “year end rally” was further fueled by investors climbing aboard in an effort not to miss out on gains. In spring 2004, there was a brief soft spot as the market reacted to rising oil prices and discouraging developments in the Iraq conflict. After a slight recovery in May and June, the broader market declined again in July, which not coincidentally, saw the Federal Reserve begin its well-advertised move to increase short-term rates. In the last quarter of the fiscal year, investors realized moderate gains during this period of continued strong corporate profits.

   In contrast to last fiscal year’s strong outperformance, the Classic Valuation Fund lagged the S&P 500 this fiscal year. The Fund’s Primary Class rose 4.00%, the S&P 500 rose 9.42%, and the Russell 1000 Value increased by 15.45%. The sectors that detracted from performance for the Fund relative to the two indices were financials and health care. The end

A	The Fund’s Primary Class inception date is November 8, 1999. The Institutional Class inception date is July 13, 2001. Index returns are for periods beginning October 31, 1999. It is not possible to invest in an index.

B	A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

C	Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Annual Report to Shareholders

of the year collapse of our holdings in Marsh & McLennan was the result of the Attorney General having issues with some of their business practices. Another financial company hurting returns was Conseco. It reported a shortfall in earnings and also surprised investors by changing CEOs. The health care detractors were: King Pharmaceuticals, after facing an inventory issue; Merck, which was forced to recall Vioxx; and Tenet Healthcare, whose anticipated recuperation became prolonged. Finally, in relationship with the Russell 1000 Value an overweighting by the Fund in information technology took its toll.

Tony Hitschler, CFA

Scott Kuensell, CFA

November 23, 2004

DJIA 10,492.60

Annual Report to Shareholders

Expense Example

Legg Mason Classic Valuation Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on May 1, 2004, and held through October 31, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses PaidA	Annualized
	Value	Value	During the Period	Expense
	5/1/04	10/31/04	5/1/04 to 10/31/04	Ratio

Primary Class:
Actual	$1,000.00	$1,003.50	$9.82	1.95%
Hypothetical (5% return before expenses)	1,000.00	1,015.27	9.88

Institutional Class:
Actual	$1,000.00	$1,009.40	$4.80	0.95%
Hypothetical (5% return before expenses)	1,000.00	1,020.29	4.82

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 366.

Annual Report to Shareholders
Performance Information

Legg Mason Classic Valuation Fund

   The following graphs compare the Fund’s total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+4.00%	+4.00%
Three Years	+3.44%	+1.13%
Life of Class*	+14.58%	+2.77%

* Inception date — November 8, 1999

The graph and table are for periods ended October 31, 2004, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning October 31, 1999.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+5.07%	+5.07%
Three Years	+6.58%	+2.15%
Life of Class*	-3.19%	-0.98%

* Inception date — July 13, 2001

The graph and table are for periods ended October 31, 2004, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning June 30, 2001.

Annual Report to Shareholders

Sector Diversification (as of October 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of October 31, 2004)

% of
Security	Net Assets

Tidewater Inc.	3.9%
Toyota Motor Corporation - ADR	3.4%
McDonald’s Corporation	3.4%
International Business Machines Corporation	3.0%
Allegheny Energy, Inc.	2.9%
Del Monte Foods Company	2.9%
CIGNA Corporation	2.8%
Bank of America Corporation	2.8%
The Goldman Sachs Group, Inc.	2.7%
Citigroup Inc.	2.7%

Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the year ended October 31, 2004D

1.	Transocean Inc.	+83.7%
2.	Allegheny Energy, Inc.	+73.1%
3.	ConocoPhillips	+51.1%
4.	Carnival Corporation	+46.6%
5.	Toyota Motor Corporation – ADR	+35.5%
6.	Comerica Incorporated	+24.0%
7.	The Williams Companies, Inc.	+23.1%
8.	McDonald’s Corporation	+18.4%
9.	Computer Associates International, Inc.	+18.2%
10.	Amdocs Limited	+17.2%

Weakest performers for the year ended October 31, 2004D

1.	Calpine Corporation	-46.0%
2.	Seagate Technology	-44.1%
3.	InterActiveCorp	-41.3%
4.	Applied Micro Circuits Corporation	-37.5%
5.	Electronics for Imaging, Inc.	-33.4%
6.	Tenet Healthcare Corporation	-22.3%
7.	Conseco, Inc.	-17.8%
8.	The Interpublic Group of Companies, Inc.	-17.6%
9.	Comcast Corporation – Class A	-12.9%
10.	JDS Uniphase Corporation	-10.2%

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire year.

Annual Report to Shareholders

Portfolio Changes Since July 31, 2004

Securities added

Blockbuster Inc.
Morgan Stanley Dean Witter & Co.
Sabre Holdings Corporation
TIBCO Software Inc.
VERITAS Software Corporation

Securities sold

Anadarko Petroleum Corporation
Ball Corporation
Delta Air Lines, Inc.
Liberty Media International, Inc. – rights
Merck & Co., Inc.
Nationwide Financial Services, Inc.
Northrop Grumman Corporation
PeopleSoft, Inc.
Raytheon Company
United Technologies Corporation

Annual Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

October 31, 2004
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.7%
Consumer Discretionary — 25.2%
Automobiles — 3.4%
Toyota Motor Corporation – ADR	40	$3,127

Entertainment — 0.9%
Blockbuster Inc.	125	850

Hotels, Restaurants and Leisure — 5.9%
Carnival Corporation	45	2,295
McDonald’s Corporation	106	3,090

		5,385

Household Durables — 0.6%
Koninklijke (Royal) Philips Electronics N.V. – ADR	24	562

Internet and Catalog Retail — 1.0%
InterActiveCorp	43	919	A

Media — 7.4%
Comcast Corporation – Class A	48	1,405	A
Liberty Media Corporation	123	1,094	A
Liberty Media International, Inc.	7	265	A
The Interpublic Group of Companies, Inc.	50	613	A
The Walt Disney Company	80	2,020
UnitedGlobalCom, Inc.	178	1,329	A

		6,726

Multi-Line Retail — 2.2%
Kohl’s Corporation	40	2,030	A

Annual Report to Shareholders

	Shares/Par	Value

Consumer Discretionary — Continued
Specialty Retail — 3.8%
AutoZone, Inc.	15	$1,227	A
The Home Depot, Inc.	55	2,259

		3,486

Consumer Staples — 4.7%
Food and Staples Retailing — 1.8%
The Kroger Co.	107	1,617	A

Food Products — 2.9%
Del Monte Foods Company	250	2,670	A

Energy — 7.0%
Energy Equipment and Services — 5.8%
Tidewater Inc.	115	3,563
Transocean Inc.	50	1,752	A

		5,315

Oil and Gas — 1.2%
ConocoPhillips	13	1,077

Financials — 24.4%
Capital Markets — 2.7%
The Goldman Sachs Group, Inc.	26	2,519

Commercial Banks — 4.8%
Bank of America Corporation	57	2,562
Comerica Incorporated	20	1,230
Wachovia Corporation	13	635

		4,427

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 2.7%
Citigroup Inc.	55	$2,440

Financial (Diversified) — 1.8%
Morgan Stanley Dean Witter & Co.	33	1,686

Insurance — 10.4%
Allianz AG – ADR	114	1,214
American International Group, Inc.	36	2,186
Axis Capital Holdings Limited	63	1,589
Conseco, Inc.	90	1,503	A
Marsh & McLennan Companies, Inc.	39	1,084
Platinum Underwriters Holdings, Ltd.	41	1,208
The St. Paul Travelers Companies, Inc.	22	733

		9,517

Investment Banking/Brokerage — 2.0%
Merrill Lynch & Co., Inc.	34	1,807

Health Care — 8.0%
Health Care Providers and Services — 4.5%
CIGNA Corporation	41	2,602
Tenet Healthcare Corporation	138	1,479	A

		4,081

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Company	52	1,216
King Pharmaceuticals, Inc.	97	1,058	A
Pfizer Inc.	32	927

		3,201

Annual Report to Shareholders

	Shares/Par	Value

Industrials — 3.5%
Aerospace/Defense — 1.3%
Honeywell International Inc.	36	$1,212

Road and Rail — 2.2%
Union Pacific Corporation	32	2,015

Information Technology — 17.6%
Communications Equipment — 4.6%
Corning Incorporated	104	1,185	A
JDS Uniphase Corporation	189	601	A
Nokia Oyj – ADR	105	1,619
Nortel Networks Corporation	234	792	A

		4,197

Computers and Peripherals — 4.6%
Electronics for Imaging, Inc.	25	451	A
International Business Machines Corporation	31	2,746
Seagate Technology	84	1,062	A

		4,259

IT Consulting and Services — 2.2%
Sabre Holdings Corporation	95	2,043

Semiconductor Equipment and Production — 0.4%
Applied Micro Circuits Corporation	92	336	A

Software — 5.8%
Amdocs Limited	30	742	A
Computer Associates International, Inc.	40	1,095
Microsoft Corporation	66	1,847
TIBCO Software Inc.	65	632	A
VERITAS Software Corporation	45	985	A

		5,301

Annual Report to Shareholders

	Shares/Par	Value

Materials — 1.4%
Metals and Mining — 1.4%
Alcoa Inc.	40	$1,290

Utilities — 7.9%
Electric Utilities — 5.8%
Allegheny Energy, Inc.	146	2,681	A
Black Hills Corporation	18	530
Reliant Energy, Inc.	205	2,109	A

		5,320

Multi-Utilities and Unregulated Power — 2.1%
Calpine Corporation	154	384	A
The Williams Companies, Inc.	120	1,504

		1,888

Total Common Stock and Equity Interests (Identified Cost — $86,551)		91,303

Repurchase Agreements — 1.8%
J.P. Morgan Chase & Co. 1.81%, dated 10/29/04, to be repurchased at $839 on 11/1/04 (Collateral: $857 Fannie Mae notes, 0%, due 12/1/04, value $856)	$839	839
The Goldman Sachs Group, Inc. 1.81%, dated 10/29/04, to be repurchased at $839 on 11/1/04 (Collateral: $859 Fannie Mae mortgage-backed securities, 5%, due 3/1/34, value $858)	839	839

Total Repurchase Agreements (Identified Cost — $1,678)		1,678

Total Investments — 101.5% (Identified Cost — $88,229)		92,981
Other Assets Less Liabilities — (1.5)%		(1,356)

		$91,625

Net Assets — 100.0%

A	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Classic Valuation Fund

October 31, 2004
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $86,551)	$91,303
Short-term securities at value (identified cost – $1,678)	1,678

Total investments		$92,981

Receivable for:
Fund shares sold		49
Securities sold		1,091
Dividend and interest income		81

		94,202

Liabilities:

Payable for:
Fund shares repurchased	156
Securities purchased	2,214
Due to manager and distributor	123
Tax withholding liability	1
Accrued expenses	83

		2,577

Net Assets		$91,625

Net assets consist of:

Accumulated paid-in-capital applicable to:
7,601 Primary Class shares outstanding	$92,241
398 Institutional Class shares outstanding	4,566
Accumulated net realized gain/(loss) on investments	(9,934)
Unrealized appreciation/(depreciation) of investments	4,752

Net Assets		$91,625

Net Asset Value Per Share:
Primary Class		$11.43

Institutional Class		$11.82

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Legg Mason Classic Valuation Fund

For the Year Ended October 31, 2004
(Amounts in Thousands)

Investment Income:

Investment income:
Dividends	$1,047	A
Interest	19

Total income			$1,066

Expenses:
Management fees	671
Distribution and service fees	862	B
Audit and legal fees	34
Custodian fees	77
Directors’ fees and expenses	16
Registration fees	25
Reports to shareholders	52

Transfer agent and shareholder servicing expense:
Primary Class	64
Institutional Class	1
Other expenses	19

	1,821
Less fees waived	(110)

Total expenses, net of waivers			1,711

Net Investment Income/(Loss)			(645)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments and foreign currency transactions	3,404
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(442)

Net Realized and Unrealized Gain/(Loss) on Investments			2,962

Change in Net Assets Resulting From Operations			$2,317

A	Net of foreign taxes withheld of $9.

B	See Note 1 to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

	For the Years Ended

	10/31/04	10/31/03

Change in Net Assets:
Net investment income/(loss)	$(645)	$(129)
Net realized gain/(loss) on investments and foreign currency transactions	3,404	(3,937)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(442)	18,787

Change in net assets resulting from operations	2,317	14,721

Change in net assets from Fund share transactions:
Primary Class	14,936	(1,705)
Institutional Class	3,102	1,285

Change in net assets	20,355	14,301

Net Assets:
Beginning of year	71,270	56,969

End of year	$91,625	$71,270

Undistributed net investment income/(loss)	$—	$—

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Classic Valuation Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended October 31,

	2004		2003		2002		2001		2000A

Net asset value, beginning of year	$10.99		$8.42		$11.05		$11.59		$10.00

Investment operations:
Net investment income/(loss)	(.09	)B	(.02	) B	(.01	) B	(.02	) B	.01	B
Net realized and unrealized gain/(loss) on investments	.53		2.59		(2.62)		(.49)		1.58

Total from investment operations	.44		2.57		(2.63)		(.51)		1.59

Distributions:
From net investment income	—		—		—		(.01)		—
In excess of net investment income	—		—		—		(.02)		—

Total distributions	—		—		—		(.03)		—

Net asset value, end of year	$11.43		$10.99		$8.42		$11.05		$11.59

Ratios/supplemental data:
Total return	4.00%		30.52%		(23.80)%		(4.43)%		15.90	%C
Expenses to average net assets	1.95	%B	1.97	% B	2.00	% B	2.00	% B	2.00	%B,D
Net investment income/(loss) to average net assets	(.76	)%B	(.23	)% B	(.11	)% B	(.36	)% B	.22	%B,D
Portfolio turnover rate	42.2%		64.3%		84.3%		64.9%		73.0	%D
Net assets, end of year (in thousands)	$86,920		$69,732		$56,836		$53,380		$9,569

A	For the period November 8, 1999 (commencement of operations) to October 31, 2000.

B	Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 28, 2005. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2004, 2.08%; 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended October 31,

	2004		2003		2002		2001E

Net asset value, beginning of year	$11.25		$8.52		$11.09		$12.21

Investment operations:
Net investment income/(loss)	.02	F	.02	F	.08	F	—	F
Net realized and unrealized gain/(loss) on investments	.55		2.71		(2.65)		(1.12)

Total from investment operations	.57		2.73		(2.57)		(1.12)

Net asset value, end of year	$11.82		$11.25		$8.52		$11.09

Ratios/supplemental data:
Total return	5.07%		32.04%		(23.17)%		(9.20	)%C
Expenses to average net assets	.95	%F	.96	%F	1.00	% F	1.00	%D,F
Net investment income/(loss) to average net assets	.20	%F	.56	%F	.94	%F	.11	%D,F
Portfolio turnover rate	42.2%		64.3%		84.3%		64.9	%D
Net assets, end of year (in thousands)	$4,705		$1,538		$133		$113

E	For the period July 13, 2001 (commencement of operations) to October 31, 2001.

F	Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 28, 2005. Prior to March 1, 2003, the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2004, 1.02%; 2003, 1.18%; and 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the year ended October 31, 2004, investment transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$54,795	$36,956

Annual Report to Shareholders

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be

Annual Report to Shareholders

estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   No ordinary income dividends or capital gain distributions were paid during the years ended October 31, 2003 and 2004.
   The tax basis components of net assets at October 31, 2004, were:

Unrealized appreciation	$11,416
Unrealized depreciation	(6,665)

Net unrealized appreciation/(depreciation)	4,751
Capital loss carryforwards	(9,933)
Paid-in capital	96,807

Net assets	$91,625

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at October 31, 2004, were:

Expiration Date	Amount

2010	$5,877
2011	4,056

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2004, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$645
Paid-in capital	(645)

   At October 31, 2004, the cost of investments for federal income tax purposes was $88,230.

Annual Report to Shareholders

3. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a fee, calculated daily and payable monthly. The annual management fee rates and fees payable are provided in the chart below:

		Year Ended	At
		October 31, 2004	October 31, 2004

Management	Asset	Management	Management
Fee	Breakpoint	Fee WaivedA	Fee Payable

0.75%	$0 - $1 billion	$58	$57
0.65%	in excess of $1 billion

   Under the terms of the agreement, LMFA is required to bear any expenses (exclusive of taxes, interest, brokerage and extraordinary expenses), through the expiration dates set forth below, which would cause the Fund’s ratio of expenses to average net assets to exceed a certain set percentage as described below (“expense limit”). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit.

   Effective March 1, 2003, the Fund’s expense limitation was decreased to 1.95% from 2.00% for the Primary Class and to 0.95% from 1.00% for the Institutional Class. The new expense limitations are effective through February 28, 2005.
   Brandywine Asset Management, LLC (“Brandywine”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			Year Ended	At
			October 31, 2004	October 31, 2004

	Distribution	Service	Distribution and Service	Distribution and Service
	Fee	Fee	Fees WaivedA	Fees Payable

Primary Class	0.75%	0.25%	$52	$66

   Any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time.

A	Subject to repayment.

Annual Report to Shareholders

   No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the year ended October 31, 2004.
   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $20 for the year ended October 31, 2004.
   LMFA, Legg Mason, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended October 31, 2004.

5. Fund Share Transactions:

   At October 31, 2004, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Institutional Class

	Years Ended		Years Ended
	10/31/04	10/31/03	10/31/04	10/31/03

Shares:
Sold	2,755	2,167	297	127
Repurchased	(1,498)	(2,576)	(36)	(6)

Net Change	1,257	(409)	261	121

Amount:
Sold	$32,103	$21,211	$3,528	$1,351
Repurchased	(17,167)	(22,916)	(426)	(66)

Net Change	$14,936	$(1,705)	$3,102	$1,285

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Legg Mason Light Street Trust, Inc. and
Shareholders of Classic Valuation Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Classic Valuation Fund (comprising the Legg Mason Light Street Trust, Inc., hereafter referred to as the “Fund”) at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

November 30, 2004

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

INDEPENDENT DIRECTORS:A

Hearn, Ruby P. Director since 2004 B Age 64	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. Director since 1998 B Age 60	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Director since 2002 B Age 48	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. Director since 1998 B Age 60	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. Director since 2002 B Age 62	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios; Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter Director since 1999 B Age 59	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford Director since 2002 B Age 61	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. Director since 2004 B Age 54	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORS:C

Curley, John F., Jr. Chairman and Director since 1998B Age 65	Chairman and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Annual Report to Shareholders

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

Fetting, Mark R. President since 2001; Director since 2002B Age 49	President and Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. Vice President and Treasurer since 1998 B Age 55	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. Vice President, Secretary and Chief Legal Officer since 2003B Age 45	Vice President, Secretary and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Senior Associate, Debevoise & Plimpton (1985-1993).

Olmert, Amy M. Vice President and Chief Compliance Officer since 2004 B Age 41	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund are elected annually to serve until their successors are elected and qualified.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Fund are interested persons (as defined in the 1940 Act).

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser

Brandywine Asset Management, LLC
Wilmington, DE

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart LLP
Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-233

Item 2 – Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Light Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

Item 3 – Audit Committee Financial Expert

The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4 – Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended October 31, 2003 — $13,630 Fiscal Year Ended October 31, 2004 — $13,000

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended October 31, 2003 — $4,100 Fiscal Year Ended October 31, 2004 — $4,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by PricewaterhouseCoopers LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)(1)	The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2) There were no services provided to the Registrant that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees

Fiscal Year Ended October 31, 2003 — $505,124 Fiscal Year Ended October 31, 2004 — $434,029

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies

The Registrant is not a closed-end management investment company.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

The Registrant is not a closed-end management investment company.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

The Registrant is not a closed-end management investment company.

Item 10 – Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	The Registrant’s code of ethics applicable to registrant’s principal executive officer and principal financial officer is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Light Street Trust Trust, Inc.

Date: 12/15/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Light Street Trust, Inc.

Date: 12/15/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Light Street Trust, Inc.
Date: 12/15/04